PROPERTY, PLANT AND EQUIPMENT, NET (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,601,000	$ 2,257,000	$ 2,864,000
Property, Plant and Equipment Impairment or Disposal Disclosure	As of December 31, 2014, there were no events or changes in circumstances, which would indicate an impairment of property, plant and equipment.
Asset Retirement Obligation	$ 100
Property, Plant and Equipment, Useful Life	8 years 6 months